Transactions with Related Parties and Joint Operators (Details) - Schedule of key management compensation - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Joint operations
Receivable Current portion	S/ 27,745	S/ 18,106
Payable Current portion	40,134	33,884
Consorcio Rio Urubamba [Member]
Joint operations
Receivable Current portion	9,606	9,792
Payable Current portion
Consorcio Inti Punku [Member]
Joint operations
Receivable Current portion	4,030	1,865
Payable Current portion	3,104	1,733
Consorcio GyM – CONCIVILES [Member]
Joint operations
Receivable Current portion		1,479
Payable Current portion	1,426	1,074
Consorcio Italo Peruano [Member]
Joint operations
Receivable Current portion	1,524	1,394
Payable Current portion		106
Consorcio Manperan [Member]
Joint operations
Receivable Current portion	603	1,389
Payable Current portion	4,064	4,968
Consorcio Ermitaño [Member]
Joint operations
Receivable Current portion	547	1,028
Payable Current portion		515
Consorcio Peruano de Conservacion [Member]
Joint operations
Receivable Current portion	752	654
Payable Current portion	2,629	2,392
Consorcio Norte Pachacutec [Member]
Joint operations
Receivable Current portion	57	125
Payable Current portion	246	282
Terminales del Peru [Member]
Joint operations
Receivable Current portion	88	92
Payable Current portion	600	399
Consorcio Constructor Chavimochic [Member]
Joint operations
Receivable Current portion
Payable Current portion	9,421	9,301
Consorcio Rio Mantaro [Member]
Joint operations
Receivable Current portion
Payable Current portion	12,247	7,043
Consorcio Vial Quinua [Member]
Joint operations
Receivable Current portion
Payable Current portion	1,945	1,947
Consorcio CDEM [Member]
Joint operations
Receivable Current portion
Payable Current portion		1,545
Consorcio GyM-Stracon [Member]
Joint operations
Receivable Current portion
Payable Current portion	160	143
Consorcio TNT Vial y Vives - DSD Chile LTDA [Member]
Joint operations
Receivable Current portion	8,664
Payable Current portion	3,153	633
Others [Member]
Joint operations
Receivable Current portion	1,874	288
Payable Current portion	1,139	1,803
Ferrovias S.A. [Member]
Joint operations
Receivable Current portion
Payable Current portion	13,354	15,513
Non-current portion
Receivable Non-current portion
Payable Non-current portion	15,054	14,690
Peru Piping Spools S.A.C [Member]
Joint operations
Receivable Current portion		2,711
Payable Current portion		1,607
Other related parties [Member]
Joint operations
Receivable Current portion		2,711
Payable Current portion	13,354	17,120
Current portion [Member]
Joint operations
Receivable Current portion	27,745	20,817
Payable Current portion	53,488	51,004
Gasoducto Sur Peruano S.A. [Member]
Non-current portion
Receivable Non-current portion	542,392	643,897
Payable Non-current portion
Ferrovias Participaciones S.A. [Member]
Non-current portion
Receivable Non-current portion
Payable Non-current portion	12,239	36,022
Non-current [Member]
Non-current portion
Receivable Non-current portion	542,392	643,897
Payable Non-current portion	S/ 27,293	S/ 50,712